MATTHEWS INTERNATIONAL FUNDS
dba MATTHEWS ASIA FUNDS
Supplement dated December 15, 2025
to the Prospectus for the Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, and Matthews India Active ETF, (together, the “Funds”) dated April 30, 2025, as supplemented (the “Prospectus”)
Portfolio Manager Changes
For all existing and prospective shareholders of the Matthews Asia Innovators Active ETF:
Matthews Asia Innovators Active ETF (MINV)
Effective immediately, Inbok Song, will cease to be Portfolio Manager of the Matthews Asia Innovators Active ETF. Michael J. Oh, CFA, will continue to act as Portfolio Manager of the Fund. Additionally, effective immediately, Tiffany Hsiao will act as Portfolio Manager of the Fund.
For all existing and prospective shareholders of the Matthews China Active ETF, Matthews China Discovery Active ETF, and Matthews India Active ETF:
Effective immediately, Swagato Ghosh and Sherwood Zhang, CFA, will cease to be Portfolio Managers of the Funds. Therefore, effective immediately, all references to Swagato Ghosh and Sherwood Zhang, CFA, in the Prospectus are removed in their entirety.
Matthews China Active ETF (MCH)
Andrew Mattock, CFA, and Winnie Chwang will continue to act as Portfolio Managers of the Matthews China Active ETF.
Matthews China Discovery Active ETF (MCHS)
Winnie Chwang and Andrew Mattock, CFA, will cease to be Portfolio Managers of the Matthews China Discovery Active ETF. Additionally, effective immediately, Tiffany Hsiao will act as Portfolio Manager of the Fund.
Matthews India Active ETF (INDE)
Peeyush Mittal, CFA, will continue to act as Portfolio Manager of the Matthews India Active ETF.
Effective immediately, the following disclosure relating to Tiffany Hsiao is added to the table under “Management of the Funds – Portfolio Managers” beginning on page 101:
Tiffany Hsiao
Tiffany Hsiao is a Portfolio Manager at Matthews. She originally joined Matthews in April 2014 and departed in
August 2020 to launch a China-focused private fund at Artisan Partners. Prior to her departure, Tiffany managed the firm’s China Small Companies, former Asia Small Companies (now Emerging Markets Small Companies)
and Asia Innovators strategies. Previously, she was a Vice President at Goldman Sachs Investment Partners in
Hong Kong and Tokyo from 2007 to 2013, responsible for Asia Pacific investments with an emphasis on equities in China. Previous to this, she spent six years at Franklin Templeton Investments, where she managed the firm’s global communications fund. Tiffany earned her Master of Science and Information Technology from Carnegie
Mellon University and received a B.A. in Economics from the University of California, Berkeley. She is fluent in
Mandarin and Taiwanese, and conversational in Cantonese. Tiffany has been a Portfolio Manager of the Matthews
Asia Innovators Fund, the Matthews Asia Innovators Active ETF, the Matthews China Small Companies Fund,
and the Matthews China Discovery Active ETF since 2025.
Portfolio Manager Matthews Asia Innovators Fund Matthews Asia Innovators Active ETF Matthews China Small Companies Fund Matthews China Discovery Active ETF
In addition, effective immediately, the disclosures relating to Winnie Chwang, Andrew Mattock, and Inbok Song in the table under “Management of the Funds – Portfolio Managers” are removed in their entirety and replaced as follows:
Winnie Chwang
Winnie Chwang is a Portfolio Manager at Matthews. She joined the firm in 2004 and has built her investment career at the firm. Winnie earned an MBA from the Haas School of Business and received her B.A. in Economics with a minor in Business Administration from the University of California, Berkeley. She is fluent in Mandarin and conversational in Cantonese. Winnie has been a Portfolio Manager of the Matthews China Fund since 2014, of the Matthews Pacific Tiger Fund since 2021, the Matthews China Dividend Fund since 2022, the Matthews
China Active ETF since 2022, and the Matthews Pacific Tiger Active ETF since 2023.
Portfolio Manager Matthews China Fund Matthews China Active ETF Matthews China Dividend Fund Matthews Pacific Tiger Fund Matthews Pacific Tiger Active ETF

Andrew Mattock, CFA
Andrew Mattock is a Portfolio Manager at Matthews. Prior to joining the firm in 2015, he was a Fund Manager at
Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities.
Andrew holds a Bachelor of Business majoring in Accounting from ACU. He began his career at
PricewaterhouseCoopers and qualified as a Chartered Accountant. Andrew has been a Portfolio Manager of the
Matthews China Fund since 2015, the Matthews Pacific Tiger Fund since 2022, the Matthews China Dividend
Fund since 2022, the Matthews China Active ETF since 2022, and the Matthews Pacific Tiger Active ETF since
2023.
Portfolio Manager Matthews China Fund Matthews China Active ETF Matthews China Dividend Fund Matthews Pacific Tiger Fund Matthews Pacific Tiger Active ETF

Inbok Song
Inbok Song is a Portfolio Manager at Matthews. Prior to rejoining the firm in 2019, Inbok spent three years at
Seafarer Capital Partners as a portfolio manager, the firm’s Director of Research and chief data scientist.
Previously she was at Thornburg Investment Management as an associate portfolio manager. From 2007 to 2015, she was at Matthews, most recently as a portfolio manager. From 2005 to 2006, Inbok served as an Analyst and
Technology Specialist at T. Stone Corp., a private equity firm in Seoul, South Korea. From 2004 to 2005, she was a research engineer for Samsung SDI in Seoul. Inbok received both a B.A. and Masters in Materials Science and
Engineering from Seoul National University. She received a Masters in International Management from the
University of London, King’s College, and also an M.A. in Management Science and Engineering, with a concentration in finance from Stanford University. Inbok is fluent in Korean. Inbok has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2019, and the Matthews Pacific Tiger Active ETF since 2023.
Portfolio Manager Matthews Pacific Tiger Fund Matthews Pacific Tiger Active ETF
Please retain this Supplement for future reference.
ST101

MATTHEWS INTERNATIONAL FUNDS
dba MATTHEWS ASIA FUNDS
Supplement dated December 15, 2025
to the Statement of Additional Information (the “SAI”)
dated April 30, 2025, as supplemented
To all prospective and existing shareholders of the Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, and Matthews India Active ETF (together, the “Funds”):
Effective immediately, Swagato Ghosh and Sherwood Zhang, CFA, will cease to be portfolio managers of the Funds. Therefore, effective immediately, all references to Swagato Ghosh and Sherwood Zhang, CFA, in the SAI are removed in their entirety.
Matthews Asia Innovators Active ETF
Effective immediately, Inbok Song, will cease to be Portfolio Manager of the Matthews Asia Innovators Active ETF. Michael J. Oh, CFA, will continue to act as Portfolio Manager of the Matthews Asia Innovators Active ETF.  In addition, effective immediately, Tiffany Hsiao will act as Portfolio Manager of the Matthews Asia Innovators Active ETF.
Matthews China Active ETF
Andrew Mattock, CFA, and Winnie Chwang will continue to act as Portfolio Managers of the Matthews China Active ETF.
Matthews China Discovery Active ETF
Winnie Chwang and Andrew Mattock, CFA, will cease to be Portfolio Managers of the Matthews China Discovery Active ETF. Additionally, effective immediately, Tiffany Hsiao will act as Portfolio Manager of the Matthews China Discovery Active ETF.
Matthews India Active ETF
Peeyush Mittal, CFA, will continue to act as Portfolio Manager of the Matthews India Active ETF.
Effective immediately, the disclosure below relating to Tiffany Hsiao is added to the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 39 of the SAI.
Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Tiffany Hsiao *
Portfolio Manager of the Matthews Asia Innovators Fund, Matthews Asia Innovators Active ETF, Matthews China Small Companies Fund, and Matthews China Discovery Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0
*
Information provided as of November 30, 2025.
In addition, effective immediately, the disclosure relating to Tiffany Hsiao is added to the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 41 of the SAI:
Name	Dollar Range of Equity Securities in Each Fund
Tiffany Hsiao *	None
*
Information provided as of November 30, 2025.
Please retain this Supplement for future reference.
ST103